Held-To-Maturity Investments	12 Months Ended
Dec. 31, 2011
Held-To-Maturity Investments [Abstract]
Held-To-Maturity Investments
14.	HELD-TO-MATURITY INVESTMENTS

In September 2009, the Group purchased certain long-term corporate bond from one renowned international bank at the amount of $1,213 and classified the investment as held to maturity security. The annual interest rate of 3.02% with maturity date in 496 days was computed on a daily basis and paid together with principals when matured. The financial product's underlying investment was high credit rating bonds. The Group recognized the interest income for this investment of $11, $36 and $2 for the years ended December 31, 2009, 2010 and 2011, respectively.

Since September 2009, the Group purchased certain PRC government bonds from five renowned Chinese banks at the amount of $22,906 and $24,770 in fiscal year 2009 and 2010, respectively, and classified the investments as held to maturity securities. The annual interest rate of 2.6% with maturity date in 365 days was computed on a daily basis and paid together with principals when matured. The Group recognized the interest income for this investment of $157, $832 and $317 for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2011, the above held to maturity securities were matured and no additional investment of held-to-maturity securities were made.